Capital Stock - Share Purchase Options (Detail) - Stock Options [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Outstanding, Beginning Balance	65,430	65,430
Number of Options Outstanding, Issued	3,540,000
Number of Options Outstanding, Cancelled/Forfeited	(21,280)
Number of Options Outstanding, Ending Balance	3,584,150	65,430	65,430
Weighted Average Exercise Price Outstanding, Beginning Balance	$ 18.00	$ 18.00
Number of Options Exercisable, Ending Balance	1,987,000
Weighted Average Exercise Price, Issued	$ 0.55
Weighted Average Exercise Price, Cancelled/Forfeited	17.00
Weighted Average Exercise Price Outstanding, Ending Balance	0.77	$ 18.00	$ 18.00
Weighted Average Exercise Price Exercisable, Ending Balance	$ 0.92
Weighted Average Remaining Life, Options Issued	4 years 4 months 21 days
Weighted Average Remaining Life, Outstanding	9 years 8 months 9 days	4 years 15 days	5 years 15 days
Weighted Average Remaining Life, Exercisable	9 years 7 months 2 days
Intrinsic Value, Issued	$ 0
Intrinsic Value Outstanding	$ 177,000
Intrinsic Value, Exercisable	$ 132,000